Schedule of Investments (unaudited)	iShares® MSCI Global Min Vol Factor ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Belgium — 0.1%
Proximus SADP	214,516	$3,699,557

Canada — 2.4%
Agnico Eagle Mines Ltd.	44,609	2,364,381
BCE Inc.	101,879	5,550,446
CGI Inc.(a)	155,673	13,300,851
Franco-Nevada Corp.	268,738	38,016,595
Loblaw Companies Ltd.	136,083	12,554,473
Metro Inc.	102,909	5,683,854
TELUS Corp.	624,676	15,631,099
Thomson Reuters Corp.	24,778	2,452,431
Waste Connections Inc.	106,294	13,556,737
		109,110,867
China — 4.4%
Agricultural Bank of China Ltd., Class A	7,853,599	3,563,189
Agricultural Bank of China Ltd., Class H	12,148,000	4,625,946
Anhui Gujing Distillery Co. Ltd., Class B	166,300	2,442,833
Bank of China Ltd., Class H	60,567,000	24,212,946
Bank of Communications Co. Ltd., Class A	3,627,400	2,668,045
Bank of Communications Co. Ltd., Class H	10,782,000	7,343,255
Bank of Ningbo Co. Ltd., Class A	610,800	2,996,584
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	3,774,200	2,748,925
China CITIC Bank Corp. Ltd., Class H	13,753,000	6,659,879
China Conch Venture Holdings Ltd.	2,529,000	6,578,665
China Construction Bank Corp., Class H	19,951,000	14,789,991
China Feihe Ltd.(b)	2,481,000	2,504,024
China Meidong Auto Holdings Ltd.	692,000	2,483,045
China Merchants Bank Co. Ltd., Class A	1,019,000	6,036,426
China Minsheng Banking Corp. Ltd., Class H	9,611,500	3,723,489
China Resources Cement Holdings Ltd.	3,764,000	2,978,698
China Shenhua Energy Co. Ltd., Class A	483,100	2,457,655
China State Construction Engineering Corp. Ltd., Class A	3,539,400	2,918,907
China Tourism Group Duty Free Corp. Ltd., Class A	164,800	4,335,835
China Tower Corp. Ltd., Class H(b)	59,134,000	6,928,690
China Yangtze Power Co. Ltd., Class A	2,097,700	7,536,592
CITIC Securities Co. Ltd., Class A	901,908	2,666,835
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	1,167,650	2,669,950
East Money Information Co. Ltd., Class A	1,069,660	3,614,474
Guangdong Investment Ltd.	1,883,147	2,374,436
Hansoh Pharmaceutical Group Co. Ltd.(b)	1,298,000	2,334,923
Industrial & Commercial Bank of China Ltd., Class A	5,798,751	4,046,858
Industrial & Commercial Bank of China Ltd., Class H	21,423,000	12,828,528
Industrial Bank Co. Ltd., Class A	1,871,300	5,508,358
Jiangsu Hengrui Medicine Co. Ltd., Class A	559,840	2,534,344
LONGi Green Energy Technology Co. Ltd., Class A	246,280	2,901,025
Luxshare Precision Industry Co. Ltd., Class A	491,700	2,484,801
Ping An Bank Co. Ltd., Class A	1,637,100	3,461,647
Postal Savings Bank of China Co. Ltd., Class H(b)	11,108,000	8,250,227
SF Holding Co. Ltd., Class A	370,000	2,869,378
Shanghai Pudong Development Bank Co. Ltd., Class A	2,707,400	3,217,596
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	102,600	4,633,084
WuXi AppTec Co. Ltd., Class A	168,804	2,402,348
Xiaomi Corp., Class B(a)(b)	4,327,800	6,678,592
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	52,200	2,414,254
Security	Shares	Value

China (continued)
ZTO Express Cayman Inc., ADR(c)	114,309	$3,079,484
		201,504,761
Denmark — 0.4%
Novo Nordisk A/S, Class B	127,517	14,160,825
Tryg A/S	193,330	4,506,166
		18,666,991
Finland — 0.3%
Elisa OYJ	218,642	12,373,619

France — 0.4%
Eurofins Scientific SE	24,485	2,285,560
Orange SA	1,397,479	17,494,310
		19,779,870
Germany — 1.0%
Deutsche Telekom AG, Registered	1,591,497	32,745,994
QIAGEN NV(a)	82,031	3,774,809
Symrise AG	44,941	4,966,053
Telefonica Deutschland Holding AG	1,471,720	4,683,999
		46,170,855
Greece — 0.1%
Hellenic Telecommunications Organization SA	207,517	3,935,490

Hong Kong — 2.2%
CLP Holdings Ltd.	1,446,754	14,418,806
Hang Seng Bank Ltd.	1,073,000	18,746,916
HK Electric Investments & HK Electric Investments Ltd., Class SS	4,075,000	3,899,894
HKT Trust & HKT Ltd., Class SS	5,345,000	7,359,138
Hong Kong & China Gas Co. Ltd.	12,098,579	13,679,336
Jardine Matheson Holdings Ltd.	201,000	11,632,757
Link REIT	1,318,200	11,919,627
MTR Corp. Ltd.	2,380,500	12,840,420
Power Assets Holdings Ltd.	1,232,000	8,043,969
		102,540,863
India — 4.3%
ACC Ltd.	108,171	3,047,314
Adani Green Energy Ltd.(a)	189,722	4,595,500
Adani Total Gas Ltd.	83,582	2,582,098
Adani Transmission Ltd.(a)	17,828	469,796
Ambuja Cements Ltd.	915,553	4,336,869
Asian Paints Ltd.	414,315	15,143,091
Avenue Supermarts Ltd.(a)(b)	117,838	6,004,375
Bajaj Auto Ltd.	65,906	3,262,655
Berger Paints India Ltd.	372,768	2,931,862
Bharat Petroleum Corp. Ltd.	629,058	2,635,985
Cipla Ltd.	343,318	4,390,959
Dabur India Ltd.	769,719	5,135,529
Dr. Reddy's Laboratories Ltd.	59,315	3,323,631
Eicher Motors Ltd.	173,043	6,167,572
HCL Technologies Ltd.	866,819	11,559,559
Hero MotoCorp Ltd.	74,732	2,653,105
Hindustan Petroleum Corp. Ltd.	898,102	2,631,099
Hindustan Unilever Ltd.	152,405	4,588,562
Indian Oil Corp. Ltd.	2,647,297	3,950,381
Infosys Ltd.	496,109	9,573,404
Larsen & Toubro Infotech Ltd.(b)	48,240	2,630,090
Larsen & Toubro Ltd.	194,582	4,120,311
Maruti Suzuki India Ltd.	36,973	3,767,640
MRF Ltd.	2,381	2,377,966

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Min Vol Factor ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Nestle India Ltd.	37,331	$8,506,869
Petronet LNG Ltd.	1,152,875	3,366,546
PI Industries Ltd.	115,600	4,094,183
Pidilite Industries Ltd.	212,335	6,113,216
SBI Cards & Payment Services Ltd.	238,460	2,386,223
Shree Cement Ltd.	10,347	2,933,531
Sun Pharmaceutical Industries Ltd.	395,340	4,372,341
Tata Consultancy Services Ltd.	738,893	31,862,358
Tech Mahindra Ltd.	351,847	5,319,649
Torrent Pharmaceuticals Ltd.	78,194	2,852,950
UltraTech Cement Ltd.	71,792	5,595,172
Wipro Ltd.	568,336	3,453,933
Wipro Ltd., ADR	946,389	5,659,406
Yes Bank Ltd.(a)	14,905,708	2,515,087
		200,910,817
Indonesia — 0.1%
Bank Central Asia Tbk PT	7,801,300	4,146,497

Ireland — 0.3%
Kerry Group PLC, Class A	117,726	12,183,490

Israel — 0.4%
Azrieli Group Ltd.	29,881	2,243,764
Bank Hapoalim BM	416,210	3,853,893
Bank Leumi Le-Israel BM	601,292	5,986,830
Check Point Software Technologies Ltd.(a)	67,441	8,435,520
Isracard Ltd.	—	1
		20,520,008
Italy — 0.2%
Infrastrutture Wireless Italiane SpA(b)	482,944	5,382,311
Recordati Industria Chimica e Farmaceutica SpA	85,334	3,824,003
		9,206,314
Japan — 10.1%
Canon Inc.	945,600	24,014,281
Capcom Co. Ltd.	78,200	2,201,319
Chubu Electric Power Co. Inc.	355,500	3,576,891
Chugai Pharmaceutical Co. Ltd.	526,100	14,382,604
CyberAgent Inc.	211,700	2,270,693
East Japan Railway Co.	69,200	3,547,606
ENEOS Holdings Inc.	2,680,800	10,853,559
FUJIFILM Holdings Corp.	167,000	9,198,242
Hamamatsu Photonics KK	196,300	9,140,983
Hankyu Hanshin Holdings Inc.	83,400	2,236,628
Hirose Electric Co. Ltd.	46,100	6,389,782
Hitachi Metals Ltd.(a)	330,300	5,308,507
ITOCHU Corp.	890,900	25,570,944
Itochu Techno-Solutions Corp.	92,800	2,308,232
Japan Post Bank Co. Ltd.(c)	634,100	4,885,181
KDDI Corp.	522,300	18,221,002
Keio Corp.	115,400	3,854,915
Keyence Corp.	35,400	14,074,198
Kintetsu Group Holdings Co. Ltd.	162,400	4,745,007
Kirin Holdings Co. Ltd.	151,700	2,346,568
Koei Tecmo Holdings Co. Ltd.	82,900	2,937,044
McDonald's Holdings Co. Japan Ltd.	132,900	5,172,266
MEIJI Holdings Co. Ltd.	93,700	4,616,731
Mizuho Financial Group Inc.	1,732,900	20,609,670
MonotaRO Co. Ltd.	352,500	5,146,524
NEC Corp.	126,500	5,081,238
Nintendo Co. Ltd.	34,800	15,537,796
Security	Shares	Value

Japan (continued)
Nippon Prologis REIT Inc.	2,884	$7,696,313
Nippon Shinyaku Co. Ltd.	37,100	2,296,866
Nippon Telegraph & Telephone Corp.	1,013,300	30,958,750
Nissin Foods Holdings Co. Ltd.	33,300	2,177,913
Nitori Holdings Co. Ltd.	101,300	10,206,125
Nomura Research Institute Ltd.	133,690	3,656,612
NTT Data Corp.	625,000	9,779,133
Obic Co. Ltd.	86,000	12,670,535
Odakyu Electric Railway Co. Ltd.	159,300	2,101,858
Ono Pharmaceutical Co. Ltd.	458,000	12,126,371
Oracle Corp. Japan(a)	59,200	3,583,978
Oriental Land Co. Ltd./Japan	45,600	6,776,539
Osaka Gas Co. Ltd.	577,600	10,795,088
Otsuka Corp.	75,500	2,387,734
Otsuka Holdings Co. Ltd.	392,100	13,063,401
Pan Pacific International Holdings Corp.	492,900	7,562,344
Secom Co. Ltd.	269,300	17,734,405
SG Holdings Co. Ltd.	265,500	4,787,824
Shimano Inc.	48,300	8,466,955
SoftBank Corp.	3,091,100	35,611,519
Suntory Beverage & Food Ltd.	195,200	7,320,058
TIS Inc.	348,200	9,128,636
Tobu Railway Co. Ltd.	266,000	5,965,001
Toho Co. Ltd./Tokyo	143,300	5,647,913
USS Co. Ltd.	277,000	5,038,398
Welcia Holdings Co. Ltd.	145,000	2,918,752
		468,687,432
Kuwait — 0.3%
Mobile Telecommunications Co. KSCP	3,041,947	6,255,940
National Bank of Kuwait SAKP	1,902,987	6,442,009
		12,697,949
Malaysia — 0.5%
DiGi.Com Bhd	2,868,900	2,310,950
Hong Leong Bank Bhd	880,700	4,233,421
IHH Healthcare Bhd	2,554,000	3,903,566
Malayan Banking Bhd	2,691,500	5,589,661
Maxis Bhd	2,868,700	2,483,539
Petronas Chemicals Group Bhd	1,248,200	2,922,706
Petronas Gas Bhd	631,300	2,492,398
		23,936,241
Netherlands — 0.4%
Koninklijke Ahold Delhaize NV	555,104	15,307,170
Koninklijke KPN NV	1,564,502	5,694,743
		21,001,913
New Zealand — 0.1%
Spark New Zealand Ltd.	1,627,898	5,148,908

Peru — 0.1%
Credicorp Ltd.	20,590	2,890,424

Philippines — 0.2%
BDO Unibank Inc.	2,422,849	6,163,747
Globe Telecom Inc.	1,145	52,950
PLDT Inc.	109,340	3,965,564
		10,182,261
Qatar — 0.4%
Industries Qatar QSC	554,413	2,776,429
Qatar Islamic Bank SAQ	499,334	3,165,058

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Min Vol Factor ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Qatar (continued)
Qatar National Bank QPSC	1,825,319	$10,759,614
		16,701,101
Russia — 0.0%
PhosAgro PJSC(d)	809	—
PhosAgro PJSC, GDR(d)	125,591	1,248
Polymetal International PLC(d)	250,942	40
Polyus PJSC(d)	53,523	9
		1,297
Saudi Arabia — 1.5%
Alinma Bank	475,387	4,872,108
Bank AlBilad(a)	419,546	5,598,649
Jarir Marketing Co.	90,385	3,904,881
SABIC Agri-Nutrients Co.	278,497	10,907,484
Saudi Arabian Oil Co.(b)	1,717,124	19,175,652
Saudi Basic Industries Corp.	304,082	9,289,992
Saudi Telecom Co.	574,959	15,755,407
		69,504,173
Singapore — 1.0%
Oversea-Chinese Banking Corp. Ltd.(c)	466,000	4,020,174
Singapore Exchange Ltd.	1,183,200	8,202,956
Singapore Technologies Engineering Ltd.	1,637,200	4,911,421
Singapore Telecommunications Ltd.	11,044,500	20,815,930
UOL Group Ltd.	715,300	3,889,628
Venture Corp. Ltd.	367,600	4,808,140
		46,648,249
South Korea — 0.1%
HMM Co. Ltd.	97,197	2,549,339

Sweden — 0.2%
Telefonaktiebolaget LM Ericsson, Class B	657,027	5,335,475
Telia Co. AB	655,231	2,686,749
		8,022,224
Switzerland — 6.2%
EMS-Chemie Holding AG, Registered	9,770	8,386,722
Givaudan SA, Registered	7,922	29,141,483
Kuehne + Nagel International AG, Registered	76,414	20,207,508
Logitech International SA, Registered	195,800	11,977,087
Nestle SA, Registered	494,499	60,485,736
Novartis AG, Registered	424,354	38,548,226
Roche Holding AG, Bearer	21,858	8,543,688
Roche Holding AG, NVS	186,462	63,544,559
Schindler Holding AG, Registered	28,294	5,677,877
SGS SA, Registered	2,769	6,885,165
Swiss Prime Site AG, Registered	118,006	11,882,830
Swisscom AG, Registered	39,816	23,546,153
		288,827,034
Taiwan — 5.4%
Acer Inc.	3,813,000	3,797,813
Advantech Co. Ltd.	545,482	6,731,699
Asia Cement Corp.	3,090,000	4,711,460
Asustek Computer Inc.	1,085,000	12,703,189
Catcher Technology Co. Ltd.	543,000	3,068,114
Chang Hwa Commercial Bank Ltd.	6,070,345	3,778,116
China Steel Corp.	7,127,000	8,471,863
Chunghwa Telecom Co. Ltd.	5,844,000	25,398,632
Compal Electronics Inc.	5,901,000	4,661,048
CTBC Financial Holding Co. Ltd.	3,479,000	3,230,704
E.Sun Financial Holding Co. Ltd.	8,596,377	9,008,796
Far EasTone Telecommunications Co. Ltd.	2,455,000	6,720,908
Security	Shares	Value

Taiwan (continued)
First Financial Holding Co. Ltd.	14,575,644	$13,673,821
Formosa Chemicals & Fibre Corp.	5,183,000	14,642,756
Formosa Petrochemical Corp.	1,760,000	5,853,076
Hua Nan Financial Holdings Co. Ltd.	12,060,932	9,838,072
Inventec Corp.	3,860,000	3,412,734
Lite-On Technology Corp.	3,065,000	6,630,653
Mega Financial Holding Co. Ltd.	15,270,000	20,286,004
Nan Ya Plastics Corp.	975,000	2,851,959
Novatek Microelectronics Corp.	278,000	3,850,932
Pegatron Corp.	2,944,000	7,059,514
Powerchip Semiconductor Manufacturing Corp.	1,970,000	3,923,032
President Chain Store Corp.	578,000	5,470,256
Quanta Computer Inc.	3,703,000	10,104,697
Synnex Technology International Corp.	1,876,250	4,514,397
Taishin Financial Holding Co. Ltd.	8,853,694	5,444,327
Taiwan Cooperative Financial Holding Co. Ltd.	13,279,457	12,813,638
Taiwan High Speed Rail Corp.	3,034,000	2,895,497
Taiwan Mobile Co. Ltd.	2,651,000	9,850,948
Taiwan Semiconductor Manufacturing Co. Ltd.	514,000	9,720,215
WPG Holdings Ltd.	2,451,760	4,446,473
		249,565,343
Thailand — 0.6%
Advanced Info Service PCL, NVDR	1,672,900	10,597,278
Airports of Thailand PCL, NVDR(a)	1,131,300	2,305,908
Bangkok Dusit Medical Services PCL, NVDR	6,904,200	5,193,975
Bangkok Expressway & Metro PCL, NVDR	9,312,000	2,489,912
BTS Group Holdings PCL, NVDR	12,166,000	3,164,155
Bumrungrad Hospital PCL, NVDR	630,200	3,213,525
Home Product Center PCL, NVDR	7,029,900	3,051,171
		30,015,924
United Arab Emirates — 0.4%
Abu Dhabi National Oil Co. for Distribution PJSC	3,443,740	3,928,031
Emirates Telecommunications Group Co. PJSC	1,984,386	16,378,276
		20,306,307
United Kingdom — 0.1%
AstraZeneca PLC	31,165	4,118,881

United States — 55.2%
Abbott Laboratories	86,266	10,132,804
Accenture PLC, Class A	35,975	10,737,098
Activision Blizzard Inc.	179,539	13,982,497
Adobe Inc.(a)	11,848	4,934,455
Akamai Technologies Inc.(a)	152,046	15,362,728
Amazon.com Inc.(a)	4,315	10,374,080
Ameren Corp.	59,391	5,653,429
American Electric Power Co. Inc.	172,072	17,556,506
American Tower Corp.	20,460	5,240,420
American Water Works Co. Inc.	89,263	13,501,029
Amgen Inc.	49,430	12,690,658
Amphenol Corp., Class A	187,518	13,287,525
Annaly Capital Management Inc.	354,851	2,345,565
Aon PLC, Class A	47,146	12,996,738
Arthur J Gallagher & Co.	56,206	9,102,000
AT&T Inc.	586,104	12,478,154
Automatic Data Processing Inc.	88,754	19,786,817
AutoZone Inc.(a)	12,243	25,216,295
Baxter International Inc.	148,200	11,270,610
Becton Dickinson and Co.	55,733	14,256,501
Berkshire Hathaway Inc., Class B(a)	86,961	27,477,937

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Min Vol Factor ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
BioMarin Pharmaceutical Inc.(a)(c)	144,668	$10,868,907
Bio-Rad Laboratories Inc., Class A(a)	4,243	2,281,843
Black Knight Inc.(a)	158,256	10,747,165
Booz Allen Hamilton Holding Corp.	121,681	10,447,531
Bristol-Myers Squibb Co.	497,804	37,559,312
Broadridge Financial Solutions Inc.	111,131	16,249,575
Brown & Brown Inc.	135,215	8,027,715
Campbell Soup Co.	141,351	6,772,126
Cboe Global Markets Inc.	109,592	12,308,278
Cerner Corp.	234,642	22,255,794
CH Robinson Worldwide Inc.	185,216	20,097,788
Charter Communications Inc., Class A(a)(c)	18,937	9,599,733
Church & Dwight Co. Inc.(c)	194,427	17,510,096
Cisco Systems Inc.	635,162	28,614,048
Citrix Systems Inc.	174,699	17,590,442
Clorox Co. (The)	125,537	18,248,058
CME Group Inc.	52,457	10,430,025
CMS Energy Corp.	119,819	8,511,942
Cognizant Technology Solutions Corp., Class A	40,036	2,990,689
Colgate-Palmolive Co.	156,907	12,365,841
Comcast Corp., Class A	269,991	11,955,201
Consolidated Edison Inc.	496,934	49,325,669
Cooper Companies Inc. (The)	10,513	3,687,330
Costco Wholesale Corp.	24,302	11,330,078
Crown Castle International Corp.	88,855	16,851,351
Danaher Corp.	68,489	18,068,768
Dollar General Corp.	182,228	40,152,117
Dominion Energy Inc.	308,789	26,006,210
Domino’s Pizza Inc.	40,388	14,667,710
Duke Energy Corp.	365,011	41,071,038
Electronic Arts Inc.	191,304	26,524,300
Eli Lilly & Co.	113,731	35,647,845
Erie Indemnity Co., Class A, NVS	35,375	5,934,156
Evergy Inc.	51,807	3,623,382
Eversource Energy	85,570	7,899,822
Expeditors International of Washington Inc.	238,365	25,943,647
F5 Inc.(a)	34,919	5,693,194
Fidelity National Information Services Inc.	46,896	4,900,632
Fiserv Inc.(a)	126,515	12,674,273
General Mills Inc.	162,454	11,347,412
Genuine Parts Co.	18,219	2,491,084
Gilead Sciences Inc.	679,105	44,039,959
Henry Schein Inc.(a)	42,159	3,610,497
Hershey Co. (The)(c)	181,793	38,487,396
Hologic Inc.(a)	28,481	2,143,765
Home Depot Inc. (The)	58,188	17,616,417
Horizon Therapeutics PLC(a)	80,475	7,217,803
Hormel Foods Corp.	419,253	20,405,043
Humana Inc.	13,471	6,118,932
Incyte Corp.(a)	289,302	21,955,129
Intel Corp.	52,856	2,347,864
Intercontinental Exchange Inc.	63,798	6,532,277
International Business Machines Corp.	56,830	7,890,277
Jack Henry & Associates Inc.	104,080	19,579,530
JM Smucker Co. (The)	76,977	9,650,606
Johnson & Johnson	381,286	68,452,276
Juniper Networks Inc.	104,077	3,193,082
Kellogg Co.	270,195	18,843,399
Keurig Dr Pepper Inc.	536,148	18,625,781
Keysight Technologies Inc.(a)	258,745	37,673,272
Security	Shares	Value

United States (continued)
Kimberly-Clark Corp.	114,801	$15,270,829
Kroger Co. (The)	855,464	45,313,928
Liberty Broadband Corp., Class C, NVS(a)(c)	170,820	21,381,539
MarketAxess Holdings Inc.	11,148	3,140,169
Marsh & McLennan Companies Inc.	199,887	31,971,926
Mastercard Inc., Class A	38,759	13,870,683
McCormick & Co. Inc./MD, NVS	226,430	20,994,590
McDonald’s Corp.	171,326	43,210,130
Medtronic PLC	125,657	12,584,549
Merck & Co. Inc.	629,814	57,961,782
Microsoft Corp.	67,287	18,293,317
Mondelez International Inc., Class A	82,526	5,245,353
Motorola Solutions Inc.	193,642	42,550,893
Neurocrine Biosciences Inc.(a)	115,035	10,754,622
Newmont Corp.	912,036	61,881,643
NextEra Energy Inc.	132,701	10,044,139
NortonLifeLock Inc.	236,616	5,759,233
Old Dominion Freight Line Inc.	10,332	2,668,136
Oracle Corp.	161,136	11,588,901
O’Reilly Automotive Inc.(a)	23,040	14,680,397
Paychex Inc.	343,440	42,528,175
PepsiCo Inc.	327,511	54,939,970
Pfizer Inc.	412,012	21,853,116
Pool Corp.	8,379	3,340,037
Procter & Gamble Co. (The)	245,415	36,291,970
Progressive Corp. (The)	156,336	18,663,392
Public Storage	101,874	33,683,619
Quest Diagnostics Inc.	47,703	6,727,077
Regeneron Pharmaceuticals Inc.(a)	75,931	50,474,373
Republic Services Inc.	312,673	41,848,154
Rollins Inc.	212,112	7,521,492
Roper Technologies Inc.	5,385	2,382,539
SBA Communications Corp.	8,670	2,918,409
Seagen Inc.(a)	124,390	16,877,235
Southern Co. (The)	462,969	35,028,235
Target Corp.	122,030	19,754,216
T-Mobile U.S. Inc.(a)	279,046	37,194,041
Tradeweb Markets Inc., Class A	82,548	5,581,070
United Parcel Service Inc., Class B	13,267	2,417,911
UnitedHealth Group Inc.	28,195	14,006,712
VeriSign Inc.(a)	107,807	18,817,712
Verizon Communications Inc.	1,356,310	69,565,140
Vertex Pharmaceuticals Inc.(a)	163,624	43,957,588
Visa Inc., Class A	95,899	20,346,891
Walmart Inc.	361,823	46,541,292
Waste Management Inc.	436,341	69,164,412
WEC Energy Group Inc.	377,746	39,689,772
West Pharmaceutical Services Inc.	24,355	7,559,305
Western Union Co. (The)	571,551	10,367,935
Xcel Energy Inc.	526,892	39,696,043
		2,550,943,870
Total Common Stocks — 99.4%
(Cost: $4,041,124,050)		4,596,498,869

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Min Vol Factor ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(e)(f)(g)	30,659,705	$30,659,705

Total Short-Term Securities — 0.6%
(Cost: $30,658,061)		30,659,705

Total Investments in Securities — 100.0%
(Cost: $4,071,782,111)		4,627,158,574

Liabilities in Excess of Other Assets — (0.0)%		(2,064,133)

Net Assets — 100.0%		$4,625,094,441

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$8,628,779	$22,039,634	(a)	$—		$(1,667)	$(7,041)	$30,659,705	30,659,705	$32,923	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	9,940,000	—		(9,940,000	)(a)	—	—	—	—	6,156		—
						$(1,667)	$(7,041)	$30,659,705		$39,079		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	40	06/17/22	$4,074	$(32,758)
MSCI Emerging Markets Index	39	06/17/22	2,073	(9,236)
S&P 500 E-Mini Index	37	06/17/22	7,643	(262,982)
2-Year U.S. Treasury Note	9	09/30/22	1,900	2,729
				$(302,247)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Min Vol Factor ETF
May 31, 2022

Fair Value Measurements (continued)

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,707,256,609	$1,889,240,963	$1,297	$4,596,498,869
Money Market Funds	30,659,705	—	—	30,659,705
	$2,737,916,314	$1,889,240,963	$1,297	$4,627,158,574
Derivative financial instruments(a)
Assets
Futures Contracts	$2,729	$—	$—	$2,729
Liabilities
Futures Contracts	(304,976)	—	—	(304,976)
	$(302,247)	$—	$—	$(302,247)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust